Income taxes	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Income taxes

21. Income taxes

	Year ended March 31,
	2024		2025		2026
Income tax expense as per the consolidated statement of income	₹	36,089	₹	42,777	₹	40,767
Income tax included in other comprehensive income on:
Gains/(losses) on investment securities		259		83		(323)
Gains/(losses) on cash flow hedging derivatives		554		(260)		(2,257)
Remeasurements of the defined benefit plans		111		49		10
	₹	37,013	₹	42,649	₹	38,197

Income tax expense consists of the following:

	Year ended March 31,
	2024		2025		2026
Current tax expense	₹	34,973	₹	45,405	₹	42,665
Deferred tax expense/(reversal)		1,116		(2,628)		(1,898)
	₹	36,089	₹	42,777	₹	40,767

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2024		2025		2026
Profit before tax	₹	147,210	₹	174,957	₹	173,422
Enacted income tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	₹	51,435	₹	61,130	₹	60,594
Effect of:
Income exempt from tax	₹	(14,897)	₹	(12,960)	₹	(13,755)
Basis differences that will reverse during a tax holiday period		(202)		(332)		66
Income taxed at higher / (lower) rates		(7,497)		(7,736)		(7,393)
Taxes related to prior years		2,567		(2,306)		(4,141)
Changes in unrecognized deferred tax assets		1,092		(17)		123
Expenses disallowed for tax purpose		3,945		4,460		4,803
Others, net		(354)		538		470
Income tax expense	₹	36,089	₹	42,777	₹	40,767
Effective income tax rate		24.52%		24.45%		23.51%

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2025		2026
Deferred tax assets
Carry forward losses (1)	₹	898	₹	784
Trade payables, accrued expenses and other liabilities		7,106		7,886
Allowances for lifetime expected credit loss		1,428		2,016
Cash flow hedges		65		2,234
Contract Assets		-		151
Others		144		147
	₹	9,641	₹	13,218
Deferred tax liabilities
Property, plant and equipment	₹	(536)	₹	(650)
Amortizable goodwill		(5,449)		(6,906)
Intangible assets		(7,931)		(8,407)
Interest income and fair value movement of investments		(2,912)		(2,687)
Contract liabilities		(209)		-
Special Economic Zone re-investment reserve		(3,485)		(2,627)
Undistributed earnings of subsidiaries		(3,001)		(3,965)
	₹	(23,523)	₹	(25,242)

Deferred tax liabilities, net	₹	(13,882)	₹	(12,024)

Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	2,561	₹	5,242
Deferred tax liabilities		(16,443)		(17,266)

(1)
Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2024	As at April 1, 2023		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combinations and others		Translation adjustment		As at March 31, 2024
Carry forward losses	₹	2,624	₹	(1,384)	₹	-	₹	-	₹	14	₹	1,254
Trade payables, accrued expenses and other liabilities		6,367		(477)		(111)		(4)		18		5,793
Allowances for lifetime expected credit loss		1,743		(129)		-		-		4		1,618
Property, plant and equipment		(911)		(1)		-		-		-		(912)
Amortizable goodwill		(3,855)		(993)		-		-		(61)		(4,909)
Intangible assets		(10,170)		2,067		-		(367)		(131)		(8,601)
Interest income and fair value movement of investments		(1,170)		82		(259)		-		-		(1,347)
Cash flow hedges		359		-		(554)		-		-		(195)
Contract asset / (Contract liabilities)		(370)		(257)		-		5		(3)		(625)
Special Economic Zone re-investment reserve		(7,237)		(583)		-		-		-		(7,820)
Others		(433)		559		-		(22)		(10)		94
Deferred tax liabilities, net	₹	(13,053)	₹	(1,116)	₹	(924)	₹	(388)	₹	(169)	₹	(15,650)

Movement during the year ended March 31, 2025	As at April 1, 2024		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combinations and others		Translation adjustment		As at March 31, 2025
Carry forward losses	₹	1,254	₹	(357)	₹	-	₹	-	₹	1	₹	898
Trade payables, accrued expenses and other liabilities		5,793		1,362		(49)		-		-		7,106
Allowances for lifetime expected credit loss		1,618		(190)		-		-		-		1,428
Property, plant and equipment		(912)		371		-		-		5		(536)
Amortizable goodwill		(4,909)		(422)		-		-		(118)		(5,449)
Intangible assets		(8,601)		1,446		-		(566)		(210)		(7,931)
Interest income and fair value movement of investments		(1,347)		(1,482)		(83)		-		-		(2,912)
Cash flow hedges		(195)		-		260		-		-		65
Contract asset / (Contract liabilities)		(625)		428		-		-		(12)		(209)
Special Economic Zone re-investment reserve		(7,820)		4,335		-		-		-		(3,485)
Undistributed earnings of subsidiaries		-		(2,941)		-		-		(60)		(3,001)
Others		94		78		-		-		(28)		144
Deferred tax liabilities, net	₹	(15,650)	₹	2,628	₹	128	₹	(566)	₹	(422)	₹	(13,882)

Movement during the year ended March 31, 2026	As at April 1, 2025		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income		On account of Business combination and others		Translation adjustment		As at March 31, 2026
Carry forward losses	₹	898	₹	(239)	₹	-	₹	9	₹	116	₹	784
Trade payables, accrued expenses and other liabilities		7,106		(142)		(10)		590		342		7,886
Allowances for lifetime expected credit loss		1,428		519		-		33		36		2,016
Property, plant and equipment		(536)		(392)		-		248		30		(650)
Amortizable goodwill		(5,449)		(873)		-		-		(584)		(6,906)
Intangible assets		(7,931)		2,277		-		(1,915)		(838)		(8,407)
Interest income and fair value movement of investments		(2,912)		346		323		(369)		(75)		(2,687)
Cash flow hedges		65		(87)		2,257		-		(1)		2,234
Contract asset / (Contract liabilities)		(209)		124		-		230		6		151
Special Economic Zone re-investment reserve		(3,485)		858		-		-		-		(2,627)
Undistributed earnings of subsidiaries		(3,001)		(587)		-		-		(377)		(3,965)
Others		144		94		-		(57)		(34)		147
Deferred tax liabilities, net	₹	(13,882)	₹	1,898	₹	2,570	₹	(1,231)	₹	(1,379)	₹	(12,024)

Deferred taxes on unrealized foreign exchange gain/loss relating to cash flow hedges, fair value movements in investments and remeasurements of the defined benefit plans are recognized in other comprehensive income. Deferred tax liability on the intangible assets identified and carry forward losses on acquisitions is recorded by an adjustment to goodwill. Other than these, the change in deferred tax assets and liabilities is primarily recorded in the consolidated statement of income.

In assessing the realizability of deferred tax assets, the Company considers the extent to which it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable profits during the periods in which those temporary differences and tax loss carry-forwards become deductible. The Company considers the expected reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on this, the Company believes that it is probable that the Company will realize the benefits of these deductible differences. The amount of deferred tax asset considered realizable, however, could be reduced in the near term if the estimates of future taxable income during the carry-forward period are reduced.

Deferred tax asset amounting to ₹ 10,816 and ₹ 13,613 as at March 31, 2025 and 2026, respectively in respect of unused tax losses have not been recognized by the Company. The tax loss carry-forwards of ₹ 44,274 and ₹ 56,119 as at March 31, 2025 and 2026, respectively, on which deferred tax asset has not been recognized by the Company, because it is probable that future taxable profits will not be available against which the unused tax losses can be utilized in the foreseeable future. Approximately, ₹ 40,292, and ₹ 51,505 as at March 31, 2025 and 2026, respectively, of these tax loss carry-forwards is not currently subject to expiration dates. The remaining tax loss carry-forwards of approximately ₹ 3,982 and ₹ 4,614 as at March 31, 2025 and 2026, respectively, expires in various years through fiscal year 2046.

The Company has recognized deferred tax assets of ₹ 898 and ₹ 784 primarily in respect of carry forward losses including certain subsidiaries as at March 31, 2025 and 2026, respectively. Management’s projections of future taxable income and tax planning strategies support the assumption that it is probable that sufficient taxable income will be available to utilize these deferred tax assets.

A substantial portion of the profits of the Company’s India operations are exempt from Indian income taxes being profits attributable to export operations and profits from units established under the Special Economic Zone Act, 2005 scheme. Units in designated SEZs providing service on or after April 1, 2005 will be eligible for a deduction of 100% of profits or gains derived from the export of services for the first five years from commencement of provision of services and 50% of such profits and gains for a further five years. A 50% tax deduction is available for a further five years subject to the unit meeting certain defined conditions. Profits from certain other undertakings are also eligible for preferential tax treatment. New SEZ units set up on or after April 1, 2021 are not eligible for the aforesaid deduction. The tax holiday period being currently available to the Company expires in various years through fiscal years 2034-35. The impact of tax holidays has resulted in a decrease of current tax expense of ₹ 14,308, ₹ 11,798 and ₹ 13,092 for the years ended March 31, 2024, 2025 and 2026, respectively, compared to the effective tax amounts that the Company estimates it would have been required to pay if these incentives had not been available. The per equity share effect of these tax incentives for the years ended March 31, 2024, 2025 and 2026 is ₹ 1.35, ₹ 1.13, and ₹ 1.25, respectively. For the year ended March 31, 2024, earnings per equity share have been proportionately adjusted for the bonus issue in ratio of 1:1. Refer to Note 22.

Deferred income tax liabilities are recognized for all taxable temporary differences except in respect of taxable temporary differences associated with investments in certain subsidiaries where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Accordingly, deferred income tax liabilities on cumulative earnings of certain subsidiaries amounting to ₹ 86,937 and ₹ 69,693 as at March 31, 2025 and 2026, respectively and branch profit tax at 15% of the U.S. branch profit have not been recognized. Further, it is not practicable to estimate the amount of the unrecognized deferred tax liabilities for these undistributed earnings.

The Pillar Two legislations are neither enacted nor substantively enacted by Government of India, where the parent company is incorporated. Pillar Two legislation has been enacted, or substantively enacted, in certain other jurisdictions where the Company operates. However, the Company does not expect any material financial impact for the year ended March 31, 2026. In line with amended IAS 12, the Company has not recognized deferred taxes related to Pillar Two income taxes and accordingly has applied the mandatory exception as per the said standard.